February 26, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Explorer Fund (the “Trust”)
File No. 2-27203

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Ross M. Oklewicz
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov
U.S. Securities and Exchange Commission